Consolidated Statements of Cash Flows (Parenthetical) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preference shares [member]
Statement Of Cash Flows [Line Items]
Beginning	$ 0	$ 199,481	$ 98,242
Proceeds, net of transaction cost		0	86,398
Principal and interest payments		0	0
Conversion to ordinary shares		(211,030)	0
Interest expense		11,549	14,841
Currency translation differences		0	0
Addition during the year		0	0
Acquisition of subsidiaries		0	0
Reclassify to borrowings		0	0
Ending		0	199,481
Convertible notes [member]
Statement Of Cash Flows [Line Items]
Beginning	0	11,471	11,129
Proceeds, net of transaction cost		0	0
Principal and interest payments		(11,525)	(438)
Conversion to ordinary shares		0	0
Interest expense		54	780
Currency translation differences		0	0
Addition during the year		0	0
Acquisition of subsidiaries		0	0
Reclassify to borrowings		0	0
Ending		0	11,471
Lease liabilities [member]
Statement Of Cash Flows [Line Items]
Beginning	16,891	17,253	19,550
Proceeds, net of transaction cost	0	0	0
Principal and interest payments	(4,972)	(4,805)	(4,534)
Conversion to ordinary shares	0	0	0
Interest expense	648	742	727
Currency translation differences	(261)	(32)	(68)
Addition during the year	137	2,683	1,578
Acquisition of subsidiaries	0	1,050	0
Reclassify to borrowings	0	0	0
Ending	12,443	16,891	17,253
Loan advance [member]
Statement Of Cash Flows [Line Items]
Beginning	0	5,000	0
Proceeds, net of transaction cost		0	5,000
Principal and interest payments		0	0
Conversion to ordinary shares		0	0
Interest expense		0	0
Currency translation differences		0	0
Addition during the year		0	0
Acquisition of subsidiaries		0	0
Reclassify to borrowings		(5,000)	0
Ending		0	5,000
Borrowing [member]
Statement Of Cash Flows [Line Items]
Beginning	16,902	0
Proceeds, net of transaction cost	0	10,551
Principal and interest payments	(18,623)	(161)
Conversion to ordinary shares	0	0
Interest expense	1,658	1,512
Currency translation differences	0	0
Addition during the year	0	0
Acquisition of subsidiaries	63	0
Reclassify to borrowings	0	5,000
Ending	$ 0	$ 16,902	$ 0